SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	17,928	15,677	14,310
Options Exercisable (in shares)	9,640
Weighted average remaining life (in years) | year	4.50
$26.52 – $39.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,015
Options Exercisable (in shares)	2,825
Weighted average remaining life (in years) | year	3.65
$39.15 – $41.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,000
Options Exercisable (in shares)	1,690
Weighted average remaining life (in years) | year	4.93
$41.56 – $43.56
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,216
Options Exercisable (in shares)	2,651
Weighted average remaining life (in years) | year	4.20
$43.57 – $46.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,571
Options Exercisable (in shares)	285
Weighted average remaining life (in years) | year	6.41
$46.01 – $52.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,126
Options Exercisable (in shares)	2,189
Weighted average remaining life (in years) | year	3.88
Minimum | $26.52 – $39.14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	$ 26.52
Minimum | $39.15 – $41.55
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	39.15
Minimum | $41.56 – $43.56
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	41.56
Minimum | $43.57 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	43.57
Minimum | $46.01 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	46.01
Maximum | $26.52 – $39.14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	39.14
Maximum | $39.15 – $41.55
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	41.55
Maximum | $41.56 – $43.56
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	43.56
Maximum | $43.57 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	46.00
Maximum | $46.01 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $	$ 52.01